Total
BNY Mellon Global Emerging Markets Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 13 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Global Emerging Markets Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Global Emerging Markets Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.29%	0.32%	0.30%	0.17%
Total other expenses		0.54%	0.57%	0.30%	0.17%
Total annual fund operating expenses		1.29%	2.07%	1.05%	0.92%
Fee waiver and/or expense reimbursement	[1]	(0.04%)	(0.07%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.25%	2.00%	1.00%	0.92%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Global Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	957	1,238	2,039
Class C	303	642	1,107	2,394
Class I	102	329	575	1,278
Class Y	94	293	509	1,131

Expense Example No Redemption - BNY Mellon Global Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	957	1,238	2,039
Class C	203	642	1,107	2,394
Class I	102	329	575	1,278
Class Y	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44.72% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund's benchmark index. The MSCI EM Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of publicly-traded stocks issued by companies in emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. The fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets. The fund may invest in equity securities of companies with any market capitalization.

Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., is the fund's sub-adviser. The fund's sub-adviser employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial, or social trends that the sub-adviser believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. The fund's sub-adviser then identifies specific companies using these investment themes to help it focus on areas where the thematic and strategic research indicates positive returns are likely to be achieved.

The fund typically considers selling a security as a result of one or more of the following:

● there has been a change in the sub-adviser's view of global investment themes (as described above);

● there has been a significant change in the prospects of the company;

● a price movement and market activity have created an excessive valuation;

● unfavorable relative risk/reward balance versus other opportunities; or

● profit-taking.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q2, 2020: 27.24% Worst Quarter Q1, 2020: -18.64%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon Global Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	1.56%	7.88%	5.52%		Feb. 03, 2014
Class C	5.89%	8.34%	5.36%		Feb. 03, 2014
Class I	7.95%	9.43%	6.39%		Feb. 03, 2014
Class Y	8.06%	9.51%	6.48%		Feb. 03, 2014
After Taxes on Distributions | Class A	1.50%	7.59%	5.34%
After Taxes on Distributions and Sale of Fund Shares | Class A	1.16%	6.45%	4.57%
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes	9.83%	3.68%	3.38%	[1]	Jan. 31, 2014
[1]	For comparative purposes, the value of the index on January 31, 2014 is used as the beginning value on February 3, 2014.